Vessels, Port Terminals and Other Fixed Assets, net - Future Minimum Capital Lease Payments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Payment Due by Period [Abstract]
2014	$ 2,190
2015	2,190
2016	21,262
Total future minimum lease payments	25,642
Less: amount representing interest	(1,883)
Present value of future minimum lease payments	$ 23,759